Changes In Accumulated Other Comprehensive Loss Income For Postretirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 210,935	$ 127,786
Recognized During Year [Abstract]
Prior service credit	961	1,046	486
Ocurring During Year [Abstract]
Accumulated other comprehensive loss at end of year	333,287	210,935	127,786
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	25,788	(25,268)
Recognized During Year [Abstract]
Prior service credit	961	1,046	1,046
Actuarial losses	(1,068)	1,175	0
Ocurring During Year [Abstract]
Net actuarial losses	11,788	48,835
Total increase in AOCL	11,681	51,056
Accumulated other comprehensive loss at end of year	$ 37,469	$ 25,788	$ (25,268)